Expense Example - XD Treasury Money Market Fund	Jan. 27, 2026 USD ($)
XD Treasury Money Market Fund Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	4,924
Expense Example, with Redemption, 5 Years	7,617
Expense Example, with Redemption, 10 Years	10,177
XD Treasury Money Market Fund Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	4,964
Expense Example, with Redemption, 5 Years	7,646
Expense Example, with Redemption, 10 Years	10,170
XD Treasury Money Market Fund Select
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	4,915
Expense Example, with Redemption, 5 Years	7,610
Expense Example, with Redemption, 10 Years	$ 10,178